Risk Management Policy - Comparative Structure of Financial Debt According to Fixed and /or Protected Interest Rate on Gross Debt (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fixed interest rate [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate risk	98.00%	71.00%